Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

STKD Bitcoin & Gold ETF (BTGD)

listed on The Nasdaq Stock Market, LLC.

February 11, 2025

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated September 23, 2024, and

the Summary Prospectus dated September 24, 2024

This supplement supersedes the supplement filed on February 7, 2025.

Effective February 18, 2025, the name of the STKD Bitcoin & Gold ETF (the “Fund”) will be changed to the STKd 100% Bitcoin & 100% Gold ETF.

Accordingly, effective February 18, 2025, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “STKd 100% Bitcoin & 100% Gold ETF.”

Please retain this Supplement for future reference.